Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments That Are Accounted For Using The Equity Method	. As of December 31, 2021, and 2022, we had the following participation in investments that are accounted for using the equity method:

	December 31,	December 31,
	2021	2022
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Luna Pool Agency Limited. (“Pool Agency”)	50%	50%
Unigas International B.V. (“Unigas”)	33.33%	33.33%
Dan Unity CO2 A/S	50%	50%

Schedule of Investments in Equity Accounted Joint Venture
The table below represents movement in the Company’s equity method investments, as of December 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in thousands)
Equity method investments at January 1	$130,660	$148,665	$150,209
Contributions to equity method investments	17,000	4,000	—
Equity method investments – additions	—	2,580	—
Share of results	651	11,147	25,794
Distributions received from equity method investments	—	(16,183)	(27,469)
Capitalized interest and deferred financing costs	354	—	—

Total equity method investments at December 31	$148,665	$150,209	$148,534

Schedule of Equity Method Investment Summarized Balance Sheet
The summarized balance sheet data of the operating entity investments consists of the following:

	December 31,	December 31,
	2021	2022
	(in thousands)

Current assets	$27,764	$33,834
Non-current assets	269,844	264,507
Total assets	297,608	298,341
Current liabilities	10,421	13,246
Noncurrent liabilities	219	32
Total liabilities	10,640	13,278
Total Equity	$286,968	$285,063

Schedule of Equity Method Investment Summarized Income Statement
The summarized operating data of the operating entity investments was as follows:

	Year ended December 31,
	2021	2022
	(in thousands)

Total Revenues	76,271	118,386
Operating income	24,250	53,116
Net income	24,034	53,357
Net income attributable to the investees	11,816	26,472